Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Convertible Notes Outstanding

The Company has convertible notes outstanding as at September 30, 2018 and are as follows:

	Start Date	Maturity Date	Rate	Principal	Interest	Total
Note 1(1)	09-14-2015	09-14-2020	18%	$73,825	$40,448	$114,273
Note 2(1)	12-30-2016	12-30-2021	18%	50,000	15,756	65,756
Note 3(1)	12-30-2016	12-30-2021	18%	21,500	6,775	28,275
Note 4(1)	03-02-2017	03-02-2022	18%	20,000	5,691	25,691
Note 5(1)	06-08-2017	06-08-2022	18%	10,000	2,362	12,362
Note 6(2)	10-30-2017	10-30-2020	10%	250,000	22,945	272,945
Note 7(2)	10-30-2017	10-30-2020	10%	75,000	6,884	81,884
Total				$500,325	$100,861	$601,186

(1) The note may be converted into shares of common stock of the Company at a conversion price of $0.03 per share.

(2) The note may be converted into shares of common stock of the Company at a conversion price of $0.10 per share.

The balances of the convertible notes outstanding as at December 31, 2017 are as follows:

	Start Date	Maturity Date	Rate	Principal	Interest	Total
Note 1(1)	09-14-2015	09-14-2020	18%	$73,825	$30,509	$104,334
Note 2(1)	12-30-2016	12-30-2021	18%	50,000	9,025	59,025
Note 3(1)	12-30-2016	12-30-2021	18%	21,500	3,880	25,380
Note 4(1)	03-02-2017	03-02-2022	18%	20,000	2,998	22,998
Note 5(1)	06-08-2017	06-08-2022	18%	10,000	1,016	11,016
Note 6(2)	10-30-2017	10-30-2020	10%	250,000	4,247	254,247
Note 7(2)	10-30-2017	10-30-2020	10%	75,000	1,274	76,274
Total				$500,325	$52,949	$553,274

Schedule of Convertible Notes

Based upon the balances as of September 30, 2018, the convertible notes and the related interest will come due in the following years:

	Principal	Interest	Total
2018	$-	$-	$-
2019	-	-	-
2020	398,825	70,277	469,102
2021	71,500	22,531	94,031
2022	30,000	8,053	38,053
Total	$500,325	$100,861	$601,186

Based upon the balances as of December 31, 2017, the convertible notes and the related interest will come due in the following years:

	Principal	Interest	Total
2018	$-	$-	$-
2019	-	-	-
2020	398,825	36,030	434,855
2021	71,500	12,905	84,405
2022	30,000	4,014	34,014
Total	$500,325	$52,949	$553,274